Document and Entity Information	6 Months Ended
Jul. 13, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul. 13, 2013
Entity Registrant Name	TOPS HOLDING II CORPORATION
Entity Central Index Key	0001584701
Entity Filer Category	Non-accelerated Filer
Tops Holding LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	TOPS HOLDING LLC
Entity Central Index Key	0001483173
Entity Filer Category	Non-accelerated Filer
Tops Markets, LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	TOPS MARKETS, LLC
Entity Central Index Key	0001495766
Entity Filer Category	Non-accelerated Filer
Tops Markets II Corporation [Member]
Entity Information [Line Items]
Entity Registrant Name	TOPS MARKETS II CORPORATION
Entity Central Index Key	0001584702
Entity Filer Category	Non-accelerated Filer
Tops PT, LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Tops PT, LLC
Entity Central Index Key	0001495767
Entity Filer Category	Non-accelerated Filer
Tops Gift Card Company, LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Tops Gift Card Company, LLC
Entity Central Index Key	0001495765
Entity Filer Category	Non-accelerated Filer